Sales of goods (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods, related party transactions	$ 3,000.0	$ 2,300.0	$ 0.9
Increase decrease in revenue from sale of copper through adjustments arising from change in provisional price	$ 1.3	$ 86.3	$ 7.9